FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Impact of hedging instrument in Statement of Income and Statement of Comprehensive (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 COP ($)
Cash flow hedges | Foreign currency risk | Forecast Transaction
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total hedging gain/(loss) recognised in OCI	$ (65)
Ineffectiveness recognised in profit or loss	0
Amount reclassified from OCI to profit or loss	0
Cash flow hedges | Interest rate risk | Deposit
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Total hedging gain/(loss) recognised in OCI	416
Ineffectiveness recognised in profit or loss	0
Amount reclassified from OCI to profit or loss	(135)
Fair value hedges | Interest rate risk | Deposit
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Ineffectiveness recognised in profit or loss	$ (81)